CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details 3) RUB in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Other Non-current Assets
Loans to employees	$ 10.4	RUB 758	RUB 563
Loans granted	8.5	620	430
Interest receivable	0.1	10	332
VAT reclaimable			278
Other receivables	0.1	4	2
Total other non-current assets	$ 19.1	RUB 1,392	RUB 1,605